NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee and commission income:
Fee and commission income	£ 2,848	£ 2,965	£ 3,045
Fee and commission expense	(1,386)	(1,382)	(1,356)
Net fee and commission income	1,462	1,583	1,689
Current Accounts [Member]
Fee and commission income:
Fee and commission income	650	712	752
Credit and Debit Card Fees [Member]
Fee and commission income:
Fee and commission income	993	953	875
Commercial banking and treasury fees [Member]
Fee and commission income:
Fee and commission income	305	321	303
Unit Trust and Insurance Broking [Member]
Fee and commission income:
Fee and commission income	221	224	244
Private Banking and Asset Management [Member]
Fee and commission income:
Fee and commission income	97	98	99
Factoring [Member]
Fee and commission income:
Fee and commission income	83	91	112
Other Fees and Commissions [Member]
Fee and commission income:
Fee and commission income	£ 499	£ 566	£ 660